Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 17 — SHAREHOLDERS' EQUITY

On December 26, 2016, The Group completed its initial public offering ("IPO") of 2,695,347 shares of its common stock at a public offering price of $4.00 per share. The gross proceeds from the offering were approximately $10.8 million before deducting placement agents' commissions and other offering expenses, resulting in net proceeds of approximately $10.1 million. In connection with the offering, The Group's common stock began trading on the NASDAQ Capital Market beginning on December 26, 2016 under the symbol "HEBT".

On November 20, 2017, the Board approved an amendment to The Group's Articles of Association to re-designate their common shares into Class A common shares and Class B common shares. The Class A common shares have one vote per share, and the Class B common shares have five votes per share. The Third Amended and Restated Memorandum of Association was filed with the BVI Registrar of Corporate Affairs on March 7, 2018

On June 14, 2019, the Shareholders of the Company approved a share transfer transaction by Wise Metro Development Co., Ltd., a British Virgin Islands company ("Wise") and Mr. Zuoqiao Sun Zhang, a citizen of Guatemala ("Sun Zhang"; and together with Wise, "Sellers") of all of such Sellers' Class B common shares of the Group to NiSun International Enterprise Management Group Co., Ltd., a company organized under the laws of Cayman Islands ("NiSun Cayman"). Upon the close of the transaction, NiSun Cayman purchased (i) Wise's 1,800,000 Class B common shares of The Group, par value $0.001 per share and (ii) Sun Zhang's 5,978,400 Class B common shares of The Group, which will together constitute approximately 47.8% of all of The Group's outstanding common shares at the time of the Closing on a fully diluted basis (Wise's and Sun Zhang's Class B common shares are referred to as the "Shares"). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer the Group had no remaining issued and outstanding Class B common shares. Upon this conversion, the Shares are entitled to one vote per share.

The Group had 50,000,000 authorized common shares at $0.001 par value per share, of which 17,710,471 Class A common shares were issued and outstanding as of December 31, 2019.

Public Offering Warrants

In connection with the IPO on December 26, 2016, The Group issued warrants equal to five percent (5%) of the shares issued in the IPO, totaling 134,768 shares to the placement agents (the "Public Offering Warrants"). The warrants carried a term of three years, and were not be exercisable for a period of six months from the closing of the IPO and were exercisable at $4.80 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders' equity. As of December 31, 2019, all the warrants issued were forfeited and the total number of warrants outstanding was nil (December 31, 2018 - 134,768). The fair value of this Public Offering Warrants was $488,730. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: risk free rate of 1.58%; expected term of 3 years; exercise price of the warrants of $4.80; volatility of 90.7%; and expected future dividends of nil.

Shares issued for equity investment in Weijia

On March 10, 2018, the Group entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, The Group issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totaling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia (Note 11).

Shares issued for Consulting Services

On January 13, 2016, the Group signed a consulting agreement with Weitian Group LLC ("Weitian"), to engage Weitian to provide certain consulting services. The agreement terminated on March 12, 2018. Pursuant to the agreement, The Group was required to pay Weitian $58,500 (the "Service Fee"). On March 15, 2018, The Group and Weitian signed a settlement agreement, pursuant to which The Group issued 31,452 unregistered Class A common shares to Weitian to settle the Service Fee on March 13, 2018 and The Group recorded a consulting fee of $58,500 included in general and administrative expenses for the year ended December 31, 2018.

On December 26, 2017, the Group signed a consulting agreement with Real Miracle Investments Ltd. ("Miracle"), to engage Miracle as its consultant to provide professional services related to The Group's business strategies, marketing development, business operations, and merger and acquisitions, etc. As of December 31, 2017, the consulting services were not performed. The agreement had a term for one year. Pursuant to the agreement, the Group agreed to pay total of 100,000 shares of the Group's common stock as compensation for the services within 90 days after signing of the agreement. The Group issued 100,000 unregistered Class A common shares to Miracle on March 12, 2018. The fair value of those shares was assessed at $181,000 based on the stock price of those shares upon issuance and the Group recorded consulting fee expense of $181,000 included in the general and administrative expenses for the year ended December 31, 2018.

Additional paid-in capital

On November 20, 2019, NiSun International Enterprise Management Group Co., Ltd. ("NiSun Cayman"), the controlling shareholder of the Group, contributed additional capital of $3,582,781 which has been shown as additional paid-in capital.

Shares to be issued for acquisition of Hengpu

In connection of the acquisition of Hengpu on December 31, 2019, the Group issued 1,440,894 Class A common shares to the original shareholders of Hengpu as purchase consideration. The fair value of the purchase consideration was $11,426,289 based on the weighted average of the closing share price of the Group for five trading days up to the date immediately prior to the signing date of purchase agreement.

Share incentive plan

The Board of directors approved a 2019 One Million Share Incentive Plan (the "2019 Plan") on December 20, 2019, which permits the grant of restricted shares and options to the employees, directors, officers and consultants to purchase the Company's Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, is 1 million shares The Plan is valid and effective for a term of ten years commencing from its adoption. As of December 31, 2019, no awards was granted under the Plan.